Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Schedule of future minimum payments under the non-cancelable terms of contracts

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows ($ in thousands):

From April 1, 2021 to December 31, 2021	$9,234
Year ending December 31, 2022	6,367
Year ending December 31, 2023	2,706
Year ending December 31, 2024	1,514
Year ending December 31, 2025	10,537
Thereafter	24,577
Total(1)	$54,935
(1)

Includes operating lease obligations under non-cancelable lease contracts totaling $1.3 million, obligations under non-cancelable contracts with marketing vendors totaling $17.3 million, license and market access commitments totaling $36.2 million and other non-cancelable costs totaling $0.1 million.

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows ($ in thousands):

Year ending December 31, 2021	$14,598
Year ending December 31, 2022	6,065
Year ending December 31, 2023	2,684
Year ending December 31, 2024	1,513
Year ending December 31, 2025	10,537
Thereafter	24,577
Total	$59,974